Leases - Schedule of Lease Costs (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Right-of-Use Assets
Operating lease assets	¥ 10,465	¥ 2,774
Lease Liabilities
Operating lease liabilities - Current	(5,414)	(2,774)
Operating lease liabilities - Non-current	¥ (4,375)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1 year 9 months 18 days	10 months 24 days
Weighted average discount rate	1.45%	0.05%
Printer [Member]
Operating Leased Assets [Line Items]
Lease Period	March 26, 2018 to March 25, 2024
Office (Ichigaya) [Member]
Operating Leased Assets [Line Items]
Lease Period	September 17, 2022 to March 29, 2026
Office (Akasaka) [Member]
Operating Leased Assets [Line Items]
Lease Period	October 1, 2022 to March 31, 2026
Residence (Harumi) [Member]
Operating Leased Assets [Line Items]
Lease Period	September 18, 2024 to September 17, 2026